Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segment Information [Abstract]
Segment Information

11.    Segment information

The Company has five operating segments, Falcon’s Creative Group, PDP, Sierra Parima, Destinations Operations and Falcon’s Beyond Brands, all of which are reportable segments. The Company’s Chief Operating Decision Makers are its Executive Chairman and Chief Executive Officer, who review financial information for purposes of making operating decisions, assessing financial performance, and allocating resources. Operating segments are organized based on product lines and, for our location-based entertainment, by geography. Results of operating segments include costs directly attributable to the segment including project costs, payroll and payroll-related expenses and overhead directly related to the business segment operations. Unallocated corporate expenses which include payroll and related benefits for executive, accounting, finance, marketing, human resources, legal and information technology support services, audit, tax corporate legal expenses are presented as Unallocated corporate overhead as a reconciling item between total income (losses) from reportable segments and the Company’s unaudited condensed consolidated financial statement results.

Falcon’s Creative Group provides master planning, media, interactive and audio production, project management, experiential technology and attraction hardware development services and attraction hardware sales on a work-for-hire model. Pursuant to the Subscription Agreement, Falcon’s Creative Group is now deconsolidated effective July 27, 2023, and accounted for as an equity method investment in the Company’s unaudited condensed consolidated financial statements. The operating segment still remains a reportable segment for the Company. See Deconsolidation of Falcon’s Creative Group, LLC under Note 1 — Description of business and basis of presentation and Note 4 — Investments and advances to equity method investments.

The Company’s equity method investments, PDP and Sierra Parima (before Katmandu Park DR was closed to visitors on March 7, 2024), develop, own and operate hotels, theme parks and retail, dining and entertainment venues. See Note 4 — Investment and advances to equity method investments. Destinations Operations provides development and management services for themed entertainment to PDP, Sierra Parima and new development opportunities. The Company collectively refers to the Destination Operations, PDP and Sierra Parima as Falcon’s Beyond Destinations.

Reportable segments’ measure of profit and loss is earnings before interest, taxes, foreign exchange gain (loss), impairments, depreciation and amortization and change in fair values in warrant and earnout liabilities. See Note 7 — Related party transactions for transactions between the Company’s wholly-owned businesses and equity method investments.

	Three months ended March 31, 2024
	Falcon’s Creative Group	Falcon’s Beyond Destinations			Falcons Beyond Brands	Intersegment eliminations	Unallocated corporate overhead	Total
		Destination Operations	PDP	Sierra Parima
Revenue	$—	$(2)	$—	$—	$—	$—	$1,518	$1,516
Share of gain or (loss) from equity method investments, excluding impairments	533	87	534	—	—	—	—	1,154
Segment income (loss) from operations	533	(414)	534	—	(663)	—	(4,148)	(4,158)
Depreciation and amortization expense								(1)
Gain (loss) of sale of assets								(2)
Share of equity method investee’s impairment of fixed assets								—
Interest expense								(269)
Interest income								3
Change in fair value of warrant liabilities								208
Change in fair value of earnout liabilities								118,615
Foreign exchange transaction gains (losses)								(373)
Income tax benefit								1
Net loss								$114,024
	Three months ended March 31, 2023
	Falcon’s Creative Group	Falcon’s Beyond Destinations			Falcons Beyond Brands	Intersegment eliminations	Unallocated corporate overhead	Total
		Destination Operations	PDP	Sierra Parima
Revenue	$8,002	$—	$—	$—	$1,477	$(285)	$—	$9,194
Share of gain or (loss) from equity method investments	—	2	91	(1,372)	—	—	—	(1,279)
Segment income (loss) from operations	(413)	(547)	91	(1,372)	129	(226)	(6,501)	(8,839)
Depreciation and amortization expense								(1,342)
Interest expense								(271)
Foreign exchange transaction gain (loss)								599
Income tax benefit								3
Net loss								$(9,850)

16.    Segment information

The Company has five operating segments, Falcon’s Creative Group, PDP, Sierra Parima, Destinations Operations and Falcon’s Beyond Brands, all of which are reportable segments. The Company’s Chief Operating Decision Makers are its Executive Chairman and Chief Executive Officer, who review financial information for purposes of making operating decisions, assessing financial performance, and allocating resources. Operating segments are organized based on product lines and, for our location-based entertainment, by geography. Results of operating segments include costs directly attributable to the segment including project costs, payroll and payroll-related expenses and overhead directly related to the business segment operations. Unallocated corporate expenses which include payroll and related benefits for executive, accounting, finance, marketing, human resources, legal and information technology support services, audit, tax corporate legal expenses are presented as Unallocated corporate overhead as a reconciling item between total income (losses) from reportable segments and the Company’s consolidated financial statement results. During the year ended December 31, 2022, the Company created a new operating segment, Falcon’s Beyond Brands, which is utilized for the development and commercialization of Company owned and third-party intellectual property through consumer products and media.

Falcon’s Creative Group provides master planning, media, interactive and audio production, project management, experiential technology and attraction hardware development services and attraction hardware sales on a work-for-hire model. Pursuant to the Subscription Agreement, Falcon’s Creative Group is now deconsolidated effective July 27, 2023, and accounted for as an equity method investment in the Company’s consolidated financial statements. The operating segment still remains a reportable segment for the Company. See Deconsolidation of Falcon’s Creative Group, LLC under Note 1 — Description of business and basis of presentation and Note 8 — Investments and advances to equity method investments. Falcon’s Creative Group provides services for projects located worldwide. See Note 3 — Revenue.

The Company’s equity method investments, PDP and Sierra Parima develop, own and operate hotels, theme parks and retail, dining and entertainment venues. See Note 8 — Investment and advances to equity method investments. Destinations Operations provides development and management services for themed entertainment to PDP, Sierra Parima and new development opportunities. The Company collectively refers to the Destinations Operations, PDP and Sierra Parima as Falcon’s Beyond Destinations.

Reportable segments measure of profit and loss is earnings before interest, taxes, foreign exchange gain (loss), gain on deconsolidation of FCG, impairments and depreciation and amortization. See Note 11 — Related party transactions for transactions between the Company’s wholly-owned businesses and equity method investments.

	Year ended December 31, 2023
	Falcon’s Creative Group	Falcon’s Beyond Destinations			Falcons Beyond Brands	Intersegment eliminations	Unallocated corporate overhead	Total
		Destinations Operations	PDP	Sierra Parima
Revenue	$14,514	$481	$—	$—	$1,482	$(279)	$2,046	$18,244
Share of gain or (loss) from equity method investments, excluding impairments	(6,024)	288	1,192	(5,614)	—	(2,140)	—	(12,298)
Segment income (loss) from operations	(10,577)	(1,807)	1,192	(5,614)	(4,015)	(2,341)	(42,342)	(65,504)
Depreciation and amortization expense								(1,576)
Gain on deconsolidation of FCG								27,402
Share of equity method investee’s impairment of fixed assets								(26,084)
Impairment of equity method investments								(14,069)
Impairment of intangible assets								(2,377)
Interest expense								(1,124)
Interest income								95
Change in fair value of warrant liabilities								(2,972)
Change in fair value of earnout liabilities								(345,413)
Foreign exchange transaction gains (losses)								367
Income tax benefit								325
Net loss								$(430,930)

(1)      Revenue for the period ended July 27, 2023 (prior to FCG’s deconsolidation).

(2)      The Company’s share of gain or loss from its equity method investment in FCG subsequent to deconsolidation on July 27, 2023.

	Year ended December 31, 2022
	Falcon’s Creative Group	Falcon’s Beyond Destinations			Falcons Beyond Brands	Intersegment eliminations	Unallocated corporate overhead		Total
		Destinations Operations	PDP	Sierra Parima
Revenue	$17,460	$293	$—	$—	$—	$(1,803)	$		$15,950
Share of gain or (loss) from equity method investments		3	3,229	(1,719)					1,513
Segment income (loss) from operations	698	(1,195)	3,229	(1,719)	(3,699)	(553)		(11,852)	(15,091)
Depreciation and amortization expense									(737)
Interest expense									(1,113)
Other expense									(9)
Foreign exchange transaction loss									(478)
Net loss									$(17,428)

Identifiable assets as of December 31, 2023 and December 31, 2022 are as follows:

	As of December 31,
	2023	2022
Falcon’s Creative Group	$30,930	$28,650
Destinations Operations	6,964	7,811
PDP	22,870	23,688
Sierra Parima	—	41,562
Falcons Beyond Brands	—	4,275
Unallocated corporate assets and intersegment eliminations	2,595	6,284
Total assets	$63,359	$112,270

Assets for PDP and Sierra Parima represent the Company’s investment and advances to these equity method investments — See Note 8 — Investments and advances to equity method investments. These investments are held by a subsidiary located in Mallorca, Spain.

Total capital expenditures for the Company were $0.3 million for the year ended December 31, 2023 and 2022. Capital expenditures were primarily for computer and office equipment located in the United States.